Assets and liabilities held for sale - Assets and liabilities held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets held for sale
Balance at January 1, 2021	$ 58,504
Transferred in/(out)	22,079	$ 58,504
Total assets held for sale at December 31, 2021	80,583	58,504
Liabilities associated with assets held for sale
Balance at January 1, 2021	7,181
Transferred in/(out)	11,291	7,181
Total liabilities associated with assets held for sale at December 31, 2021	18,472	7,181
HMS Assets
Assets held for sale
Balance at January 1, 2021	30,397
Transferred in/(out)	(30,397)	30,397
Total assets held for sale at December 31, 2021		30,397
Liabilities associated with assets held for sale
Balance at January 1, 2021	3,145
Transferred in/(out)	(3,145)	3,145
Total liabilities associated with assets held for sale at December 31, 2021		3,145
Elevate, Takoma
Assets held for sale
Balance at January 1, 2021	2,274
Transferred in/(out)	(2,274)	2,274
Total assets held for sale at December 31, 2021		2,274
Liabilities associated with assets held for sale
Balance at January 1, 2021	797
Transferred in/(out)	(797)	797
Total liabilities associated with assets held for sale at December 31, 2021		797
GR Entities
Assets held for sale
Balance at January 1, 2021	25,833
Transferred in/(out)	51,518	25,833
Total assets held for sale at December 31, 2021	77,351	25,833
Liabilities associated with assets held for sale
Balance at January 1, 2021	3,239
Transferred in/(out)	15,229	3,239
Total liabilities associated with assets held for sale at December 31, 2021	18,468	$ 3,239
Eureka
Assets held for sale
Transferred in/(out)	3,232
Total assets held for sale at December 31, 2021	3,232
Liabilities associated with assets held for sale
Transferred in/(out)	4
Total liabilities associated with assets held for sale at December 31, 2021	$ 4